Risk Management (Details) - Schedule of maturity analysis of assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 133,439	[1]	$ 192,460	$ 184,732	$ 104,150
Term deposits	172,212		119,753
Insurance receivables	166,605		112,975
Investments	438,087	[1]	253,722
Investments in associates	11,583	[1]	13,062
Reinsurance share of outstanding claims	187,485	[1]	176,212
Reinsurance share of unearned premiums	50,077	[1]	33,917
Deferred excess of loss premiums	17,095	[1]	15,173
Deferred policy acquisition costs	55,172	[1]	41,713
Other assets	9,562	[1]	7,754
Investment properties	20,012	[1]	25,712
Property, premises and equipment	13,168	[1]	12,735
Intangible assets	4,710	[1]	3,886
TOTAL ASSETS	1,279,207	[1]	1,009,074
LIABILITIES
Gross outstanding claims	492,255		413,053
Gross unearned premiums	277,268	[1]	206,214
Insurance payables	83,461	[1]	53,544
Other liabilities	20,491		14,863
Derivative financial liability	13,628
Deferred tax liabilities	55		347
Unearned commissions	11,038	[1]	8,910	8,010	10,354
TOTAL LIABILITIES	898,196		696,931
Common shares at par value	486	[1]
Share premium	157,677	[1]
Foreign currency translation reserve	(349)	[1]	(333)
Fair value reserve	18,160	[1]	4,274	954	14,209
Retained earnings	205,037	[1]	182,156
EQUITY
Share capital			143,376
Contributed capital			2,773
Treasury shares		[1]	(20,103)
TOTAL EQUITY	381,011		312,143	$ 301,165	$ 301,401
TOTAL LIABILITIES AND EQUITY	1,279,207	[1]	1,009,074
Less than 1 year [Member]
ASSETS
Cash and cash equivalents	128,039		192,460
Term deposits	133,510		119,753
Insurance receivables	164,778		110,219
Investments	105,323		58,453
Investments in associates
Reinsurance share of outstanding claims	83,210		81,410
Reinsurance share of unearned premiums	47,186		30,227
Deferred excess of loss premiums	17,095		15,173
Deferred policy acquisition costs	39,266		28,370
Other assets	9,562		7,754
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS	727,969		643,819
LIABILITIES
Gross outstanding claims	210,536		172,243
Gross unearned premiums	222,124		159,660
Insurance payables	78,461		53,544
Other liabilities	18,298		13,821
Derivative financial liability
Deferred tax liabilities	55		347
Unearned commissions	10,012		7,531
TOTAL LIABILITIES	539,486		407,146
Common shares at par value
Share premium
Foreign currency translation reserve
Fair value reserve
Retained earnings
EQUITY
Share capital
Contributed capital
Treasury shares
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	539,486		407,146
More than one year [Member]
ASSETS
Cash and cash equivalents	5,400
Term deposits	38,702
Insurance receivables	1,827		2,756
Investments	288,301		152,847
Investments in associates
Reinsurance share of outstanding claims	104,275		94,802
Reinsurance share of unearned premiums	2,891		3,690
Deferred excess of loss premiums
Deferred policy acquisition costs	15,906		13,343
Other assets
Investment properties
Property, premises and equipment	13,168		12,735
Intangible assets	4,710		3,886
TOTAL ASSETS	475,180		284,059
LIABILITIES
Gross outstanding claims	281,719		240,810
Gross unearned premiums	55,144		46,554
Insurance payables	5,000
Other liabilities	2,193		1,042
Derivative financial liability	13,628
Deferred tax liabilities
Unearned commissions	1,026		1,379
TOTAL LIABILITIES	358,710		289,785
Common shares at par value
Share premium
Foreign currency translation reserve
Fair value reserve
Retained earnings
EQUITY
Share capital
Contributed capital
Treasury shares
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	358,710		289,785
No term [Member]
ASSETS
Cash and cash equivalents
Term deposits
Insurance receivables
Investments	44,463		42,422
Investments in associates	11,583		13,062
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Other assets
Investment properties	20,012		25,712
Property, premises and equipment
Intangible assets
TOTAL ASSETS	76,058		81,196
LIABILITIES
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Derivative financial liability
Deferred tax liabilities
Unearned commissions
TOTAL LIABILITIES
Common shares at par value	486
Share premium	157,677
Foreign currency translation reserve	(349)		(333)
Fair value reserve	18,160		4,274
Retained earnings	205,037		182,156
EQUITY
Share capital			143,376
Contributed capital			2,773
Treasury shares			(20,103)
TOTAL EQUITY	381,011		312,143
TOTAL LIABILITIES AND EQUITY	$ 381,011		$ 312,143

[1]	The consolidated financial statements for the year ended 2020 have been restated as per note 2.